Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll	$ 1,215	$ 1,224
Professional services	129
Other	88	88
Total	$ 1,432	$ 1,312